Intangible Asset, Net	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Asset, Net

Note 7 – Intangible Asset, net

At September 30, 2018 and March 31, 2018, intangible assets consisted of the following:

	September 30, 2018	March 31, 2018
	(Unaudited)
Distribution Channel	$320,000	$320,000
Less: Accumulated Amortization	(56,000)	(40,000)
	$264,000	$280,000

	Weighted Average Amortization Period (Years)	March 31, 2017	Acquisitions	Impairment Charges	March 31, 2018	Acquisitions	Impairment Charges	September 30,2018 (Unaudited)

Distribution Channel (cost)	10	$-	320,000	-	320,000	-	-	320,000

Amortization expense was $16,000 and $16,000 for six months ended September 30, 2018 and 2017, respectively. Amortization expense is $32,000 for each of the next 5 years.

Note 8 – Intangible Asset, net

At March 31, 2018, 2017 and 2016, intangible assets consisted of the following:

	Successor		Predecessor
	March 31, 2018	March 31, 2017	March 31, 2016

Distribution Channel	$320,000	$320,000	$-
Less: Accumulated Amortization	(40,000)	(8,000)	-
	$280,000	$312,000	$-

	Weighted Average Amortization Period (Years)	March 31, 2016 (Predecessor)	Acquisitions	Impairment Charges	March 31, 2017 (Successor)	Acquisitions	Impairment Charges	March 31, 2018 (Successor)

Distribution Channel	10	$-	320,000	-	320,000	-	-	320,000

Amortization expense was $32,000, $8,000, $nil and $nil for the year ended March 31, 2018 (Successor), the period from January 11, 2017 through March 31, 2017 (Successor), the period from April 1, 2016 through January 10, 2017 (Predecessor), and the year ended March 31, 2016 (Predecessor), respectively. Amortization expense is $32,000 for each of the next 5 years.